LEASES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 28,516
2027	33,936
2028	34,051
2029	32,017
2030	31,697
Thereafter	29,273
Total undiscounted cash flows	189,490
Less: Imputed interest	(20,723)
Present value of lease liabilities	$ 168,767